COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Rent expenses under operating leases	$ 3,005	$ 2,074	$ 1,716
Future minimum lease payments under non-cancellable operating lease agreements
2014	3,921
2015	3,482
2016	556
2017	198
Total	$ 8,157